Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Summary of fair value of assets acquired and liabilities assumed	The table below summarize
s
the estimated fair values of the assets acquired and liabilities assumed from Camelot as of the acquisition date:

	Camelot
	RMB	US$

Total fair value of purchase consideration	5,290,553	830,203
Less:
Cash and cash equivalents	618,439	97,047
Restricted cash	1,126	177
Accounts receivable and other assets	940,297	147,553
Property and equipment, net	12,224	1,918
Intangible assets:
Customer relationship	620,100	97,307
Trademarks	474,000	74,381
Copyrights	34,100	5,351
Deferred tax assets	59,060	9,268
Deferred tax liabilities	(268,490)	(42,132)
Accounts payable and other liabilities	(878,885)	(137,916)
Non-controlling interests	(882,451)	(138,476)

Goodwill	4,561,033	715,725